Financial Instruments and Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 22, 2017 $ / shares
Carrying amount	$ 1,852,167	$ 2,983,761
Impairment loss	1,048,828	3,776,338	$ 414,986
Price per share | $ / shares				$ 24
Drilling Units
Carrying amount	$ 650,843	$ 4,694,314
Number of vessels	1	8	2
Impairment loss	$ 473,343	$ 3,658,815	$ 414,986
Drilling units as held and used
Carrying amount	$ 56,639
Number of vessels	2
Impairment loss due to reclassification	$ 2,323
Ocean Rig Amorgos
Impairment loss		92,371
Ocean Rig Santorini and Ocean Rig Crete
Number of vessels	2
Impairment loss	$ 573,162
Cash flow hedge for interest capitalized on drilling units impaired
Impairment loss		$ 25,152